Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2010	2011
	RMB	RMB

Advances to employees	785	1,526
Prepaid expenses	1,333	2,118
Deposits for office rental, utilities	1,011	998
Interest receivable for term deposits	30	81
Value added tax recoverable	164	699
Other receivables	4,180	3,139

	7,503	8,561